NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB	6 Months Ended
Dec. 31, 2021
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

3.    NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

a)The following new standards became applicable for the current reporting period and adopted by the Group. These amendments did not have a material impact on the Group.

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 - Interest Rate Benchmark Reform (Phase 2)

The Phase 2 amendments, Interest Rate Benchmark Reform—Phase 2, address issues that might affect financial reporting during the reform of an interest rate benchmark, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest rate benchmark with an alternative benchmark rate (replacement issues). In 2019, the Board issued its initial amendments in Phase 1 of the project.

The amendments are related to changes in the basis for determining contractual cash flows of financial assets, financial liabilities and lease liabilities; hedge accounting; and disclosures. They apply only to changes required by the interest rate benchmark reform to financial instruments and hedging relationships. The amendments are effective for financial years beginning on or after January 1, 2021. Earlier application is permitted.

Covid-19-Related Rent Concessions beyond 30 June 2021

The International Accounting Standards Board extended by one year the application period of the practical expedient in IFRS 16 Leases to help lessees accounting for covid-19-related rent concessions.

In response to calls from stakeholders and because the covid-19 pandemic is still at its height, the Board has extended the relief by one year to cover rent concessions that reduce only lease payments due on or before 30 June 2022.

The original amendment permitted lessees, as a practical expedient, not to assess whether particular rent concessions occurring as a direct consequence of the covid-19 pandemic are lease modifications and, instead, to account for those rent concessions as if they were not lease modifications.

The amendment is effective for annual reporting periods beginning on or after 1 April 2021.

b) The following new standards are not yet adopted by the Group.

Initial Application of IFRS 17 and IFRS 9 - Comparative Information

The amendment is a transition option relating to comparative information about financial assets presented on initial application of IFRS 17. The amendment is aimed at helping entities to avoid temporary accounting mismatches between financial assets and insurance contract liabilities.

IFRS 17 incorporating the amendment is effective for annual reporting periods beginning on or after 1 January 2023. It is not expected to have material impact on the Group.